Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Amount Due From Related Party	15.1 Amounts due from related parties

		As of December 31,
		2019	2020
		RMB	RMB	US$
Shenzhen Weixunyitong Information Technology Co., Ltd.		521	—	—

Total amounts due from related parties	(iii)	521	—	—

Schedule of Amount Due to Related Party	15.2 Amounts due to related parties

	As of December 31,
	2019	2020
	RMB	RMB	US$
Shenzhen Weixunyitong Information Technology Co., Ltd.	56	—	—

Total amounts due to related parties	56	—	—

Schedule of Transactions With Related Parties
15.3 Transactions with related parties

			For the year ended December 31,
			2018	2019	2020
			RMB	RMB	RMB	US$
Services provided to:	(i	)
Shenzhen Weixunyitong Information Technology Co., Ltd.			1,002	—	—	—
Guangzhou Tianlang Network Technology Co., Ltd.			1,542	266	—	—

Total			2,544	266	—	—
Services received from:	(ii	)
Shenzhen Weixunyitong Information Technology Co., Ltd.			20,909	11,600	—	—

Office premises leased from:
Shenzhen Weixunyitong Information Technology Co., Ltd.			475	—	—	—

(i)
The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd. to provide targeted marketing services. The Company entered into an agreement with Guangzhou Tianlang Network Technology Co., Ltd. to provide certain data solutions and targeted marketing services.

(ii)	The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd to purchase ad inventory.
(iii)	For the year ended as of December 31, 2020, the Company does not have any related party transactions.